UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-Q
________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund
(Exact name of registrant as specified in charter)
________

One Freedom Valley Drive
Oaks, PA 19456
(Address of principal executive offices) (Zip code)

SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2020

Date of reporting period: January 31, 2020

Item 1.    Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
JANUARY 31, 2020
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.3%‡
	Shares	Value
CONSUMER DISCRETIONARY — 14.6%
Central Garden & Pet, Cl A*	170,298	$5,102,128
Cheesecake Factory	242,600	9,315,840
Cooper Tire & Rubber	415,800	11,014,542
Designer Brands, Cl A	764,300	10,883,632
El Pollo Loco Holdings*	613,100	8,448,518
Extended Stay America	666,900	8,616,348
Group 1 Automotive	112,127	11,299,038
John Wiley & Sons, Cl A	201,800	8,802,516
MDC Holdings	350,481	14,769,269
Red Robin Gourmet Burgers*	250,700	8,240,509
TRI Pointe Group*	926,050	15,057,573
Universal Electronics*	171,800	8,509,254
Urban Outfitters*	382,500	9,792,000
Winnebago Industries	153,700	8,416,612
		138,267,779

CONSUMER STAPLES — 1.6%
Edgewell Personal Care*	155,227	4,007,961
TreeHouse Foods*	240,200	10,712,920
		14,720,881

ENERGY — 3.2%
Callon Petroleum*	849,325	2,547,975
DMC Global	168,236	7,037,312
Dril-Quip*	226,100	9,247,490
Earthstone Energy, Cl A*	532,400	2,662,000
Frank's International*	2,009,800	7,034,300
Whiting Petroleum*	284,400	1,291,176
		29,820,253

FINANCIAL SERVICES — 33.2%
Ameris Bancorp	262,191	10,537,456
Argo Group International Holdings	178,656	11,719,834
Banc of California	625,700	9,986,172
Boston Private Financial Holdings	458,920	5,231,688
Brandywine Realty Trust†	631,848	9,869,466
CatchMark Timber Trust, Cl A†	764,241	7,841,113
Compass Diversified Holdings(A)	462,855	10,779,893
ConnectOne Bancorp	459,400	10,846,434
Empire State Realty Trust, Cl A†	599,875	8,134,305
Enterprise Financial Services	219,982	9,571,417
First Bancorp	254,794	9,040,091

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
JANUARY 31, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIAL SERVICES — continued
First Bancshares	301,957	$10,393,360
First Industrial Realty Trust†	237,000	10,119,900
First Merchants	182,619	7,259,105
Four Corners Property Trust†	284,606	8,620,716
Independent Bank Group	175,900	9,414,168
James River Group Holdings	183,200	7,866,608
Jernigan Capital†	184,100	3,680,159
Kite Realty Group Trust†	762,743	13,119,179
MGIC Investment	652,500	8,997,975
Pacific Premier Bancorp	159,251	4,745,680
Pebblebrook Hotel Trust†	294,677	6,989,738
Physicians Realty Trust†	528,900	10,234,215
Pinnacle Financial Partners	102,509	6,054,182
PRA Group*	325,700	11,516,752
QTS Realty Trust, Cl A†	284,700	16,193,736
Sandy Spring Bancorp	241,800	8,414,640
Seacoast Banking Corp of Florida*	381,802	10,365,924
Simmons First National, Cl A	453,944	10,885,577
Sterling Bancorp	525,300	10,506,000
Texas Capital Bancshares*	115,900	6,369,864
TriCo Bancshares	227,537	8,282,347
UMH Properties†	558,200	8,819,560
Veritex Holdings	387,300	10,968,336
		313,375,590
blank	blank	blank
HEALTH CARE — 3.9%
ANI Pharmaceuticals*	122,800	7,613,600
Avanos Medical*	11,302	311,257
Cross Country Healthcare*	422,700	4,184,730
Ensign Group	175,870	7,949,324
NextGen Healthcare*	583,316	8,084,760
Providence Service*	140,500	9,111,425
		37,255,096

MATERIALS & PROCESSING — 8.8%
Belden CDT	211,872	10,438,933
Greif, Cl A	190,700	7,708,094
Innophos Holdings	266,987	8,532,905
Landec*	369,100	4,133,920
Livent*	979,400	9,216,154
Minerals Technologies	173,886	9,412,449
Mueller Water Products, Cl A	368,363	4,291,429
Neenah	62,305	4,152,005

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
JANUARY 31, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
MATERIALS & PROCESSING — continued
Orion Engineered Carbons	669,700	$10,514,290
Quanex Building Products	473,871	8,396,994
US Concrete*	166,500	5,925,735
		82,722,908
blank	blank	blank
PRODUCER DURABLES — 19.4%
ABM Industries	226,400	8,634,896
Advanced Energy Industries*	214,700	15,016,118
Albany International, Cl A	115,171	8,035,481
Astec Industries	284,200	11,720,408
CBIZ*	440,311	11,888,397
Conduent*	1,221,500	5,228,020
Deluxe	145,120	6,994,784
Dycom Industries*	167,000	6,750,140
Enerpac Tool Group, Cl A	348,943	8,064,073
Federal Signal	283,300	9,110,928
Granite Construction	293,630	7,966,182
ICF International	138,864	12,163,098
Kaman	149,746	9,242,323
Knoll	460,100	11,392,076
MYR Group*	258,610	7,427,279
Regal Beloit	129,356	10,149,272
Rush Enterprises, Cl A	30,657	1,318,251
Saia*	119,400	10,399,740
SP Plus*	253,419	10,595,448
Werner Enterprises	301,700	11,120,662
		183,217,576

TECHNOLOGY — 10.8%
Applied Optoelectronics*	203,991	2,305,098
Benchmark Electronics	276,599	8,513,717
FormFactor*	197,838	5,007,280
Knowles*	500,800	9,880,784
Kulicke & Soffa Industries	167,293	4,331,215
Methode Electronics	427,154	13,989,294
NETGEAR*	410,576	10,560,015
NetScout Systems*	417,000	10,721,070
Onto Innovation*	287,953	10,924,937
Progress Software	206,574	9,322,685
Verint Systems*	281,000	16,298,000
		101,854,095

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
JANUARY 31, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
UTILITIES — 2.8%
El Paso Electric	156,300	$10,642,467
IDACORP	62,464	7,007,836
Spire	109,700	9,249,904
		26,900,207

TOTAL COMMON STOCK
(Cost $868,872,249)		928,134,385

WARRANTS — 0.0%
	Number of Warrants	Value
SAExploration Holdings, Ser A, Expires 08/01/2021* (B)	2,784	—
SAExploration Holdings, Ser B, Expires 08/01/2021* (B)	2,784	—
TOTAL WARRANTS
(Cost $–)		—

SHORT-TERM INVESTMENT — 2.5%
	Shares	Value
Dreyfus Treasury Prime Cash Management, Cl A
1.430%, (C)
(Cost $23,874,482)	23,874,482	23,874,482
TOTAL INVESTMENTS— 100.8%
(Cost $892,746,731)		$952,008,867

Percentages are based on Net Assets of $944,750,218.
*	Non-income producing security.
†	Real Estate Investment Trust
‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	Security considered to be a Master Limited Partnership. The total value of such security as of January 31, 2020 was $10,779,893 or 1.1% of Net Assets.
(B)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of January 31, 2020, was $0 and represented 0.0% of net assets.

(C)	The rate shown is the 7-day effective yield as of January 31, 2020.

Cl — Class
Ser — Series

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
JANUARY 31, 2020
(Unaudited)

The following is a list of the inputs used as of January 31, 2020 when valuing the Portfolio's investments:

Investments in Securities	Level 1	Level 2	Level 3*	Total
Common Stock	$928,134,385	$—	$—	$928,134,385
Warrants	—	—	—	—
Short-Term Investment	23,874,482	—	—	23,874,482
Total Investments in Securities	$952,008,867	$—	$—	$952,008,867

* Portfolio investment in warrants is considered Level 3.
Amounts designated as “-“are either $0 or have been rounded to $0.
For the period ended January 31, 2020, there have been no transfers in or out of Level 3.
For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ICM-QH-001-3200

Item 2.      Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

(a)  Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

The Advisors’ Inner Circle Fund

By (Signature and Title)
/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2020

By (Signature and Title)
/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 30, 2020